SHARE BASED COMPENSATION - Restricted Stock Units (RSUs) Narrative (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares delivered to satisfy minimum statutory tax withholding requirements				724,979
Ordinary Shares (Class A and Class B)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares delivered (in shares)	[1]	2,505,955	4,671	2,830,903	4,671
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				4 years
Unrecognized compensation expense		$ 52.3		$ 52.3
Unrecognized compensation expense, period of recognition				1 year 10 months 24 days
Units vested (in shares)				5,548,382		7,500
RSUs | Darwin
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units vested (in shares)				2,000,000
RSUs | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				12 months
Vesting percentage				25.00%
RSUs | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				3 years

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.